Segmented Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 segment
Disclosure of operating segments [line items]
Number of reportable segments	4
Fort Hills Energy Limited Partnership
Disclosure of operating segments [line items]
Ownership interest in joint venture sale	21.30%